SHARE CAPITAL, WARRANTS AND OPTIONS	9 Months Ended
Sep. 30, 2023
Share Capital Warrants And Options
SHARE CAPITAL, WARRANTS AND OPTIONS

12. SHARE CAPITAL, WARRANTS AND OPTIONS

The authorized capital of the Company comprises an unlimited number of common shares without par value and 100,000,000 Series 1 convertible preferred shares without par value.

Effective August 3, 2022, in connection with the closing of the RTO, the Company completed a share consolidation of the Company’s issued and outstanding common shares and preferred shares, in each case exchanging one (1) post-consolidation share without par value for every five (5) pre-consolidation shares issued and outstanding.

All references to share capital, warrants, options and weighted average number of shares outstanding have been adjusted in these financial statements and retrospectively to reflect the Company’s RTO share exchange and 5-for-1 share consolidation as if it occurred at the beginning of the earliest period presented.

a)	Common Shares Issued and Outstanding

During the nine months ended September 30, 2023, the Company completed the following financing transactions:

On February 24, 2023, the Company issued 4,437,184 common shares at a price of $1.75 per share for gross proceeds of $7,765,072 upon the closing of a brokered private placement on February 24, 2023 (the “Offering”). In connection with the Offering, the Company: (a) paid to the agents a cash commission of $473,383, equal to 6% of the gross proceeds (other than on certain president’s list purchasers on which a cash commission of 3% was paid); and (b) issued to the agents that number of non-transferable broker warrants of the Company (the “Broker Warrants”) as is equal to 6% of the number of common Shares sold under the Offering (other than on common shares issued to president’s list purchasers on which Broker Warrants equal to 3% were issued). Each Broker Warrant is exercisable to acquire one common share at an exercise price of $1.75 per common share until February 24, 2025. A total of 221,448 broker warrants were issued to the agents under the Private Placement. The fair value of the warrants was estimated at $167,939 using the Black-Scholes Option Pricing Model. Legal fees related to the Offering of $133,164 were also recorded as a share issuance cost.

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

For the three and nine months ended September 30, 2023

(Expressed in Canadian dollars)

On June 28, 2023, the Company issued 14,772,000 units at a price of $1.10 per unit to EdgePoint for aggregate gross proceeds of $16,249,200 upon the closing of the Financing Transactions. Each unit comprises one common share of PNRL and 22.5% of one whole common share purchase warrant (each a “Transferable Warrant” and together the “Transferable Warrants”). The total whole number of Transferable Warrants issuable in the Equity Financing is 3,324,000. Each Transferable Warrant may be exercisable by the holder thereof to purchase one common share at an exercise price of $1.4375 per common share for a period of three years. The fair value of the Transferable Warrants was estimated at $1,898,349 using a proportionate allocation method based on the fair value of each component (shares and warrants). The fair value of the warrants is calculated using the Black-Scholes Option Pricing Model while the fair value of the shares is determined by the stock price on the closing date of the Equity Financing times the total number of shares issued.

All securities issued in connection with the Financing Transactions are subject to a hold period of four months plus a day from the date of issued thereof and the resale rules of applicable securities legislation and policies of the TSX Venture Exchange. Fort Capital Partners acted as financial advisor to PNRL on the Financing Transactions and was paid cash fees of $812,460 by PNRL, equal to 5.0% of the gross proceeds of the equity portion of the Financing Transactions. Legal fees related to the Financing Transactions totaled $561,394, of which $240,596 was recorded as share issuance cost.

The fair value of the warrants was calculated using the following assumptions:

	February 24, 2023	June 28, 2023
Expected dividend yield	0%	0%
Stock price	$1.73	$1.35
Expected share price volatility	77.52%	92.06%
Risk free interest rate	4.28%	4.13%
Expected life of warrant	2 years	3 years

As at September 30, 2023, the Company had 135,730,527 common shares issued and outstanding (December 31, 2022 – 116,521,343 on a post-RTO and post-consolidation basis).

2022

In April 2022, PNRC completed a non-brokered private placement of 8,936,167 shares at a price of USD 2.00 per share for gross proceeds of $22,388,599 (USD 17,731,238). In connection with the private placement, PNRC paid to eligible finders (“Finders”): (a) a cash commission equal to 6% of the gross proceeds raised from subscribers introduced to the Company by such Finders, being an aggregate of $1,535,727; and (b) that number of common shares equal to 6% of the units attributable to the Finders under the private placement, being an aggregate of 70,548 shares with a total value of $176,398 at the offer price of the private placement.

On August 3, 2022, PNRC combined with NAN in a reverse takeover transaction whereby shareholders of PNRC exchanged their shares at a rate of 1.054 shares of NAN for each share of PNRC, after giving effect to a 5-to-1 share consolidation for each outstanding share of NAN (Note 3). As a result, a total of 82,157,536 common shares of NAN were issued in exchange for 77,948,368 shares of PNRC. These shares were added to the current NAN shares outstanding balance of 31,748,399 for total shares outstanding of 113,905,935 upon closing of the RTO.

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

For the three and nine months ended September 30, 2023

(Expressed in Canadian dollars)

b)	Warrants

A summary of common share purchase warrant activity for the nine months ended September 30, 2023 was as follows:

	September 30, 2023		December 31, 2022
	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)
Outstanding, beginning of the period	1,098,786	1.96	-	-
Issued	5,895,448	1.47	2,347,569	1.16
Exercised	-	-	(1,236,408)	0.46
Cancelled/expired	(159,836)	1.97	(12,375)	-
Outstanding, end of the period	6,834,398	1.53	1,098,786	1.96

At September 30, 2023, the Company had outstanding common share purchase warrants exercisable to acquire common shares of the Company as follows:

Warrants Outstanding	Expiry Date	Exercise Price ($)	Weighted Average remaining contractual life (years)
643,299	October 16, 2023[1]	1.75	0.00
295,651	August 3, 2024	2.40	0.04
221,448	February 24, 2025	1.75	0.05
350,000	March 22, 2024	1.75	0.02
5,324,000	June 28, 2026	1.4375	2.14
6,834,398			2.25

1.	A total of 100,000 warrants were exercised and the remaining 543,299 warrants expired on October 16, 2023.

c)	Stock Options

The Company adopted a Stock Option Plan (the “Plan”) providing the authority to grant options to directors, officers, employees and consultants enabling them to acquire up to 27,100,000 common shares of the Company. Under the Plan, the exercise price of each option typically equals the last closing price per share on the trading day immediately preceding the day on which the Company announces the grant of the option, less applicable discount, if any, permitted by the policies of the Exchange and approved by the Board. The options can be granted for a maximum term of ten years.

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

For the three and nine months ended September 30, 2023

(Expressed in Canadian dollars)

A summary of option activity under the Plan during the nine months ended September 30, 2023 is as follows:

	September 30, 2023		December 31, 2022
	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)
Outstanding, beginning of the period	10,407,044	1.10	2,995,794	1.33
Issued	3,833,277	1.75	8,827,250	1.16
Exercised	-	-	(1,416,000)	0.46
Outstanding, end of the period	14,240,321	1.28	10,407,044	1.10

During the nine months ended September 30, 2023, the Company granted an aggregate total of 3,833,277 stock options to employees, directors, officers and consultants with a term of five years. The options have an exercise price of $1.75 per share and vest annually in equal thirds beginning on the first anniversary of the date of grant. As at September 31, 2023, none of the options granted was vested.

During the nine months ended September 30, 2022, prior to the RTO, PNRC granted an aggregate total of 2,600,000 stock options to employees, directors, officers and consultants with a maximum term of five years. The options are exercisable at USD 2.00 per share (C$2.49/share) with 1/3 vesting on the date of grant, 1/3 on the first anniversary and 1/3 on the second anniversary following the close of the USD 20,000,000 private placement. Upon the closing of the RTO, all PNRC options were exchanged for options of the Company at a rate of 1.054 and vested in full immediately. The fair value of all options, including those granted during the nine months ended September 30, 2022 as well as the ones granted but not vested during the year ended December 2021, amounted to $7,731,117 and was recorded as a share-based payment expense.

The fair value of stock options granted during the nine months ended September 30, 2023 was calculated using the following assumptions:

	September 30, 2023	September 30, 2022
Expected dividend yield	0%	0%
Expected share price volatility	87.92%	126.68-129.48%
Risk free interest rate	3.83%	2.85%
Expected life of options	5 years	4.16-4.47 years

Details of options outstanding as at September 30, 2023 are as follows:

Options Outstanding	Options Exercisable	Expiry Date	Exercise Price ($)	Weighted average remaining contractual life (years)
900,000	900,000	February 24, 2025	0.80	0.09
240,000	240,000	August 19, 2025	0.45	0.03
3,689,000	3,689,000	January 26, 2026	0.39	0.60
495,000	495,000	February 25, 2026	1.60	0.08
1,343,850	1,343,850	September 29, 2026	0.91	0.28
998,794	998,794	October 25, 2026	2.00	0.22
2,740,400	2,740,400	January 20, 2027	2.40	0.64
3,833,277	-	August 8, 2028	1.75	1.31
14,240,321	10,407,044			3.25

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

For the three and nine months ended September 30, 2023

(Expressed in Canadian dollars)

d)	DSU Plan

Effective December 2022, the Company approved a Deferred Share Unit Plan (“DSU Plan”) that enables the Company upon approval by the Directors to grant DSUs to eligible non-management directors. The DSUs credited to the account of a director may only be redeemed following the date upon which the holder ceases to be a director. Depending upon the country of residence of a director, the DSUs may be redeemed at any time prior to December 15 in the calendar year following the year in which the holder ceases to be a director and may be redeemed in as many as four installments. Upon redemption, the holder is entitled to a cash payment equal to the number of units redeemed multiplied by the five day VWAP of the Company’s common shares on that date. The Company may elect, in its sole discretion, to settle the value of the DSUs redeemed in the Company’s common shares on a one-for-one basis, provided shareholder approval has been obtained on or prior to the relevant redemption date.

During the nine months ended September 30, 2023, DSUs have been granted as follows:

	Number Outstanding	Market Price [1] ($)	Fair Value ($)
DSUs outstanding at December 31, 2022	200,000	1.49	298,000
DSUs granted during the period[2]	407,463	1.37	558,524

DSUs outstanding at September 30, 2023	607,463	1.41	856,524

1.	According to the DSU plan, Market Price is the volume weighted average price on the TSXV for the last five trading days immediately preceding the grant date.

2.	DSUs were granted on March 31, Jun 30 and September 30, 2023. The market price of $1.37 represented the weighted average price for those grants.

During the nine months ended September 30, 2023, the DSU compensation totaled $558,524 and was recorded as share based compensation, and a DSU liability of the same amount was recorded (December 31, 2022, - $298,000).

e)	Reserve

The reserve records items recognized as stock-based compensation expense and other share-based payments until such time that the stock options or warrants are exercised, at which time the corresponding amount will be transferred to share capital. Amounts recorded for forfeited or expired unexercised options and warrants are transferred to deficit. During the nine months ended September 30, 2023, the Company recorded $Nil (December 31, 2022 - $7,731,117) of share-based payments to reserves and a net of $3,730,838 (December 31, 2022 – $2,321,514) of fair value of warrants to reserves.